Consolidated Statements Of Comprehensive (Loss) Income In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ (52,942)	(328,477)	(47,003)	57,656
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	2,713	16,835	(25,222)	(2,588)
Other comprehensive (loss) income, net of tax of nil	2,713	16,835	(25,222)	(2,588)
Comprehensive income (loss)	(50,229)	(311,642)	(72,225)	55,068
Less: comprehensive income attributable to noncontrolling interest	(3,224)	(20,003)	(1,223)	(1,332)
Comprehensive income (loss) attributable to the Company's ordinary shareholders	$ (53,453)	(331,645)	(73,448)	53,736